NON-PUBLIC

CONFIDENTIAL TREATMENT

13FCONP 8/14/02

01074983

AUG 13 2001

CONFIDENTIAL TREATMENT EXPIRED

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2001

Check here if Amendment [ ] : Amendment Number: ____
This Amendment (Check only one.) : [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: **M.H. Davidson & Co., L. L. C.**
Addres: **885 Third Avenue, Suite 3300**
New York, NY. 10022

Form 13F File Number: **28-4666**

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

PROCESSED
FEB 04 2004
THOMSON FINANCIAL

Name: **Thomas L. Kempner, Jr.**
Title: **Managing Member**
Phone: **212-371-3966**

Signature, Place, and Date of Signing:

Thomas L. Kempner	NYC NYS	8/3/01
[Signature]	[City, State]	[Date]

Report Type {Check only one.) :

[X] 13 F HOLDINGS REPORT. {Check here if all holdings of this reporting manager are reported in this report.}

[ ] 13F NOTICE. {Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).}

CONFIDENTIAL TREATMENT

Form 13 F SUMMARY PAGE

Report Summary:

Number of Other Included Managers ___________0__________

Form 13 F Information Table Entry Total: _________16__________

Form 13 F Information Table Value Total: _____$494,982______
(thousands)

List of Other Included Managers:

Provide a numbered list of the name (s) and Form 13 F file number (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

{If there are no entries in this list, state "NONE" and omit the column headings and list entries.}

Form 13 F File Number	Name
28____________________	__________________________

[Repeat as necessary.]

CONFIDENTIAL TREATMENT

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number Name

28-__________ ______________________________

[Repeat as necessary]

CONFIDENTIAL TREATMENT REQUESTED

FORM 13F INFORMATION TABLE

NAME OF ISSUER	TITLE OF CLASS	CUSIP	VALUE (x$1000)	SHARES/ PRN AMT	SH/ PRN	PUT/ CALL	INVSTMT DSCRETN	OTHER MANAGERS	VOTING AUTHORITY SOLE	SHARED	NONE
RICAN GENERAL CORP	CS	026351106	120106	2585696	SH		SOLE		2585696		
. BARD	CS	067383109	54394	955120	SH		SOLE		955120		
B DIRECT	CS	22541L103	1653	348000	SH		SOLE		348000		
ILEO INTERNATIONAL	CS	363547100	18005	554000	SH		SOLE		554000		
RGIA PACIFIC TIMBER GROUP	CS	373298702	8379	234373	SH		SOLE		234373		
INC.	CS	36225X100	36671	1043270	SH		SOLE		1043270		
estake Mining Co	CS	437614100	7750	1000000	SH		SOLE		1000000		
INC.	CS	449223106	22616	895700	SH		SOLE		895700		
ERNESS MEDICAL TECH.	CS	461268104	21660	585400	SH		SOLE		585400		
A	CS	669784100	17068	542711	SH		SOLE		542711		
ACO INC	CS	881694103	50099	752231	SH		SOLE		752231		
CO CORP	CS	891490302	62035	1408296	SH		SOLE		1408296		
17 7/05 PUT	PT		6169	791900	SH	Put	SOLE		791900		
7/10 PUT	PT	9024949S4	152	159500	SH	Put	SOLE		159500		
RAMAR DIAMOND SHAMROCK	CS	904000106	46330	980530	SH		SOLE		980530		
HOVIA BANK	CS	929771103	21896	307740	SH		SOLE		307740		
			494,982								